Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012
Related Party Transaction [Line Items]
Payables and accruals, due	$ 2.0	$ 2.0
Receivables, due	1.0	0.9
Nigerian Company | Atlantic Aviation
Related Party Transaction [Line Items]
Related party transaction, loan receivable	$ 0.9